Note 9 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net loss attributable to BeyondSpring Inc. — basic and diluted	$ (7,352)	$ (12,166)	$ (14,645)	$ (25,822)
Weighted average number of ordinary shares outstanding — basic and diluted (in shares)	23,094,161	22,397,442	23,061,941	22,342,822
Net loss per share — basic and diluted (in dollars per share)	$ (0.32)	$ (0.54)	$ (0.64)	$ (1.16)